Exhibit 99.2

CHASE ISSUANCE TRUST

Asset Pool One Monthly Servicer’s Certificate

Monthly Period: October 2016

1.	Capitalized terms used in this certificate have their respective meanings set forth in the Fourth Amended and Restated Indenture, dated as of January 20, 2016 (as amended, supplemented or otherwise modified, the “Indenture”), and the Third Amended and Restated Asset Pool One Supplement, dated as of January 20, 2016 (as amended, supplemented or otherwise modified, the “Asset Pool One Supplement”), each between the Chase Issuance Trust and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent.

2.	As of the date hereof, Chase Bank USA, National Association is the Servicer and Administrator under the Transfer and Servicing Agreement and Chase Card Funding LLC is the Transferor.

3.	The undersigned is a Servicing Officer.

4.	Collateral of Asset Pool One

	Beginning Balance	Ending Balance
Principal Receivables	42,578,198,617.31	42,323,324,370.39

Excess Funding Amount	0.00	0.00

TOTAL	42,578,198,617.31	42,323,324,370.39

5a.	The Nominal Liquidation Amount of all Asset Pool One Notes as of the last day of the related Monthly Period
	CHASEseries	36,620,000,000.00

	TOTAL	36,620,000,000.00

5b.	Asset Pool One Transferor Amount for the related Monthly Period	5,703,324,370.39

5c.	Asset Pool One Required Transferor Amount for the related Monthly Period	2,116,166,218.52

5d.	Asset Pool One Pool Balance for the related Monthly Period	42,323,324,370.39

5e.	Asset Pool One Minimum Pool Balance for the related Monthly Period	35,620,000,000.00

6a.	The aggregate amount of Collections of Principal Receivables received by Asset Pool One for the related Monthly Period	12,377,167,459.14

6b.	The aggregate amount of Collections of Principal Receivables allocated pursuant to Section 3.3 of the Asset Pool One Supplement for the related Monthly Period

CHASEseries	86.01%	10,645,163,183.81
TOTAL	86.01%	10,645,163,183.81

7a.	The aggregate amount of Collections of Finance Charge Receivables received by Asset Pool One for the related Monthly Period	637,566,743.77

	Collections of Discount Receivables included in 7a above	0.01

7b.	The aggregate amount of Collections of Finance Charge Receivables allocated pursuant to subsection 3.2(a) of the Asset Pool One Supplement for the related Monthly Period

CHASEseries	86.01%	548,348,566.05
TOTAL	86.01%	548,348,566.05

8a.	The Asset Pool One Servicing Fee for the related Monthly Period	53,222,748.27

8b.	The Asset Pool One Servicing Fee allocated to each Series pursuant to subsection 3.4(b) of the Asset Pool One Supplement for the related Monthly Period

CHASEseries	86.01%	45,775,000.00
TOTAL	86.01%	45,775,000.00

9a.	The Asset Pool One Default Amount for the related Monthly Period	75,501,763.54

9b.	The Asset Pool One Default Amount allocated to each Series pursuant to subsection 3.2(b) of the Asset Pool One Supplement for the related Monthly Period

CHASEseries	86.01%	64,936,391.64

TOTAL	86.01%	64,936,391.64

10.	Delinquencies as of the last day of the related Monthly Period

	Number of Accounts	Amount of Receivables (1)	Percentage of Total Receivables

30-59 days	26,130	154,215,845.12	0.36%

60-89 days	15,697	108,956,751.41	0.25%

90-119 days	12,452	90,604,797.35	0.21%

120-149 days	9,724	74,150,982.98	0.17%

150-179 days	8,599	67,173,658.99	0.16%

180 or more days	113	626,134.28	0.00%

TOTAL	72,715	495,728,170.13	1.15%

11.	Losses and Recoveries for the related Monthly Period

	Average Pool Balance (2)	42,578,198,617.31

	Gross Losses (3)	83,287,909.23

	Gross Losses as a Percentage of Average Pool Balance	2.35%

	Recoveries (4)	7,786,145.69

	Net Losses (5)	75,501,763.54

	Net Losses as a Percentage of Average Pool Balance	2.13%

	Number of Accounts Charged Off During the Monthly Period	13,319

	Average Net Loss Amount on Accounts Charged Off during the Monthly Period	5,668.73

12.	Change in Sponsor’s or affiliate’s interest in securities for the related Monthly Period

	As of Last Day of Previous Monthly Period		As of Last Day of Monthly Period
CHASEseries Notes Held by the Sponsor or an Affiliate	Tranche	Amount	Tranche	Amount

	Class B (2010-03)	75,000,000.00	Class B (2010-03)	75,000,000.00

	Class B (2012-02)	1,000,000,000.00	Class B (2012-02)	1,000,000,000.00

	Class B (2013-01)	750,000,000.00	Class B (2013-01)	750,000,000.00

	Class B (2015-01)	750,000,000.00	Class B (2015-01)	750,000,000.00

	Class C (2010-03)	75,000,000.00	Class C (2010-03)	75,000,000.00

	Class C (2012-02)	1,000,000,000.00	Class C (2012-02)	1,000,000,000.00

	Class C (2013-01)	750,000,000.00	Class C (2013-01)	750,000,000.00

	Class C (2015-01)	750,000,000.00	Class C (2015-01)	750,000,000.00

		5,150,000,000.00		5,150,000,000.00

(1)	The amount of receivables reflected includes all principal, finance charge and fee amounts due from cardholders as of the date specified.

(2)	Average Pool Balance means “Asset Pool One Average Principal Balance” as defined in the Asset Pool One Supplement.

(3)	Gross Losses are charge-offs of principal receivables. Gross Losses do not include the amount of any reductions in principal receivables due to fraud, returned goods or customer disputes, the amount of which instead results in the reduction of the Asset Pool One Transferor Amount.

(4)	Recoveries are amounts received on previously charged-off receivables during the related Monthly Period, and allocated to the issuing entity pro rata, based on the amount of gross losses in the issuing entity as a percentage of gross losses in the Servicer’s managed portfolio of credit card receivables for the related Monthly Period.

(5)	Net Losses are Gross Losses minus Recoveries. Net Losses do not include any reductions in principal receivables due to fraud, returned goods or customer disputes, the amount of which instead results in the reduction of the Asset Pool One Transferor Amount.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate on this date November 10, 2016.

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By: /s/ Patricia Garvey
Patricia Garvey
Executive Director